LOSS PER SHARE (Schedule of Basic and Diluted Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to Class A and Class B ordinary shares	$ (28,756)	$ (179,721)	$ (75,562)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding-basic	90,357,329	90,357,329	90,357,275
Weighted average number of Class A and Class B ordinary shares outstanding-diluted	90,357,329	90,357,329	90,357,275
Basic net loss per share
Basic	$ (0.32)	$ (1.99)	$ (0.84)
Diluted net loss per share
Diluted	$ (0.32)	$ (1.99)	$ (0.84)